Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Operating and Financing Lease and Other Supplemental Information

The following amounts were recorded in the Company’s balance sheet relating to its operating and finance lease and other supplemental information:

	September 30, 2024	December 31, 2023
Operating lease ROU assets	$1,402,462	$1,135,668
Finance lease ROU assets	481,130	583,484

Current operating lease liabilities	576,890	539,599
Current finance lease liabilities	127,341	118,416
Non-current operating lease liabilities	909,468	636,414
Non-current finance lease liabilities	382,618	479,271
Total lease liabilities	$1,996,317	$1,773,700

Other supplemental information:
Weighted average remaining lease term (years)
Operating leases	2.57	2.86
Finance leases	3.53	4.28
Weighted average discount rate
Operating leases	4.90%	4.26%
Finance leases	9.76%	9.75%

Schedule of Operating Leases

Operating leases

Years	Operating Leases
2024	$162,320
2025	611,775
2026	552,748
2027	200,061
2028	58,565
Total lease payments	1,585,469
Less interest	99,111
Present value of lease liabilities	1,486,358

Schedule of Financing Leases	Finance leases
Years	Finance Leases
2024	$42,869
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	604,904
Less interest	94,945
Present value of lease liabilities	509,959